Equipment (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Equipment
Ending balance	$ 5,487
Computer equipment
Equipment
Ending balance	5,487
Computer equipment | Cost
Equipment
Additions	5,727
Ending balance	5,727
Computer equipment | Accumulated Depreciation
Equipment
Charge for the year	(240)
Ending balance	$ (240)